June 21, 2006

United States Securities and Exchange Commission

Mail Stop 7010

Division of Corporation Finance

100 F. Street N,E.

Washington, D.C.

U.S.A.  20549

Attention:

Pamela A. Long, Assistant Director

Dear Ms. Long:

RE:

Aquasol EnviroTech Ltd.

Form 20-F Registration Statement

Pursuant to your letter of June 7, 2006, we have amended the 20F where necessary.  Below we have responded to your comments including explanations which will provide better clarification which you require.  In the event that you require further clarification or any further supplemental information, please provide us with additional comments via fax to 604-688-8030.

General

1.

We are submitting the Form 20F in the required time period.

Item 3.B

Capitalization and Indebtedness – Page 8

2.

We have updated the Company’s Capitalization and Indebtedness as of March 31, 2006.

Item 3.D

Risk Factors – Page 9

3.

We have shortened our discussion of these potential risks.

4.

We have updated to clarify that we do not or have not had since 2001 any operations.

5.

It is our position that we are not a shell company under the SEC definition because, in addition to cash assets, we also have assets consisting of patents and intellectual property.

6.

Cantronic Systems Inc. a company which Ken Z. Cai and Yenyou (Jeff) Zheng are involved with has been a profitable company.  The other companies which Messrs. Cai and Zheng are involved with are mining and technology companies all of which are not shell companies, have operations and mining properties but,. to date, do not have profit.

Item 4.A.

History and Development of the Company – Page 13

7.

Aquasol Alberta’s only assets were its customer list and  tools which were transferred to the Company after the share exchange.  Aquasol Alberta completed a few small wastewater treatment projects in Alberta using similar unpatented technologies.  The Company chose to retain the Alberta company in order to utilize its customer base to market the technologies in the province of Alberta.  Aquasol Alberta stopped operation in 2001 since there was no market developed and there was no asset.

8.

Amended in the Form 20FR12G.

9.

Amended in the Form 20FR12G.

10.

The Company loaned a total of $1,400,000 to Aquasol EnviorTech (Canada) Ltd. on April 1, 2000 (“the Loan Agreement”) for the purposes of operation with a local identity.  There was no interest attached to the loan and under the terms of the loan agreement, the loan was convertible by the Company, at any time, into equity of Aquasol EnviorTech (Canada) Ltd.. In 2002, the Company elected to convert the outstanding loan to equity and as a result, Aquasol EnviorTech (Canada) Ltd. became a wholly owned subsidiary of the Company on April 1, 2002.  The Loan Agreement is provided under Exhibit 2.2.

Item 4.B

Business Overview – Page 14

11.

The rights for the MEI and related technologies were acquired by the Company on February 1, 2000.  Amended in the Form 20FR12G.

12.

Amended in the Form 20FR12G.

13.

We have tried our best to use simple technical terms in this section, but we cannot get rid of them since this is a hi-tech company using biological technologies. Amended in the Form 20FR12G.

14.

We have developed the MEI system which can be used for wastewater treatment and reuse. The system uses biological methods. The advantages of the system over the existing technologies in the current market are lower operating cost, much less sludge production, smaller volume within self-contained units, and higher treatment efficiency. We plan to first manufacture small systems, the BioTrap, specifically designed for wastewater treatment application in residential and restaurants,   and then to sell licenses or merge with other companies to achieve our sales.

15.

Yes, the patents in USA, Canada, Taiwan and China mainly describe the same technologies used in the MEI system. Our business plan is dependent on those patents since our technologies need protection.

16.

Amended in the Form 20FR12G.

Corporate Strategy – Page 19

17.

Amended in the Form 20FR12G.

Research and Development – Page 23

18.

Amended in the Form 20FR12G.

Item 5.A

Results of Operations – Page 24

19.

Amended in the Form 20FR12G.

20.

Amended in the Form 20FR12G.

Item 7.A

Major Shareholders – Page 32

21.

There are no securities convertible into common stock of the Company within 60 days.

Financial Statements – December 31, 2005

Consolidated Statement of Income – Page 53

22.

We have revised the consolidated statement of income of December 31, 2005 to reflect accumulated from inception date of February 3, 2000 to December 31, 2005 instead of March 31, 2005.

Financial Statements – March 31, 2005

General

23.

We have addressed the comments of 24 and 25 in the interim financial statements of June 30, 2005, September 30, 2005, and December 31, 2005, respectively.

Consolidated Statement of Operations – Page 70

24.

We have changed balance sheet to include the cumulative net losses reported with a descriptive caption as deficit accumulated during the development stage in the stockholders’ equity section.  We also revised the statement of cash flows to include all periods presented on the consolidated statements of combined income, including cumulative amounts from the inception.

Consolidated Statement of Stockholders’ Equity – Page 72

25.

We have disclosed comprehensive income (loss) as required by paragraph 26 of SFAS 130.

We hereby acknowledge that the Company is responsible for the adequacy and accuracy of the disclosure in our filings.  If you require any additional information, please feel free to contact the undersigned or Brigitte M. McArthur, the Company’s Corporate Secretary at 604-688-8002 or via fax to 604-688-8030.  Please forward all future correspondence and comments directly to the Company and not to legal counsel.

Yours truly,

AQUASOL ENVIROTECH LTD.

Yenyou (Jeff) Zheng,

President & Director

bmm/YZ

1980 – 1055 W. HASTINGS ST., VANCOUVER, BC  CANADA  V6E 2E9

TEL: (604)688-8002 FAX: (604)688-8030

E-MAIL: INFO@AQUASOLTECH.COM   WEBSITE: WWW.AQUASOLTECH.COM